Related party transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Dividends	$ 267	$ 3,148	$ 3,180
AerDragon
Related Party Transaction [Line Items]
Dividends	0	1,667	1,667
ACSAL
Related Party Transaction [Line Items]
Dividends	267	1,088	1,119
AerLift
Related Party Transaction [Line Items]
Dividends	0	393	394
Management Service
Related Party Transaction [Line Items]
Management fees	1,613	2,515	2,654
Management Service | AerDragon
Related Party Transaction [Line Items]
Management fees	543	675	497
Management Service | ACSAL
Related Party Transaction [Line Items]
Management fees	480	480	480
Management Service | AerLift
Related Party Transaction [Line Items]
Management fees	$ 590	$ 1,360	$ 1,677